Note 15 - Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
1 5 .	Cash and cash equivalents

(US dollars in thousands)	201 9	2018	2017
Cash at bank and in hand	4,522	1,939	10,970

The credit ratings of the counterparties with which cash was held are detailed in the table below.

(US dollars in thousands)	201 9	2018	2017
A+	17	891	8,161
A	4	69	468
AA-	4,491	979	2,341
Total	4,522	1,939	10,970